Non-controlling interests - NCI components (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 8,987		€ 9,384		€ 10,756
Profit attributable to non-controlling interests	1,601		1,505	[1]	1,588
Non-controlling interests	10,588		10,889	[2]	12,344
Santander Consumer USA Holdings Inc.
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,565		1,652		1,479
Profit attributable to non-controlling interests	230		218		368
Santander Bank Polska SA
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,597		1,538		1,901
Profit attributable to non-controlling interests	162		173		160
Grupo PSA
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,569		1,409		1,305
Profit attributable to non-controlling interests	266		232		206
Banco Santander (Brasil) S.A
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,167		1,114		1,489
Profit attributable to non-controlling interests	373		292		288
Banco Santander - Chile
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,101		1,085		1,209
Profit attributable to non-controlling interests	283		279		264
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	333		1,093		1,056
Profit attributable to non-controlling interests	195		216		194
Grupo Metrovacesa
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	0		0		836
Other Companies
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	1,655		1,493		1,481
Profit attributable to non-controlling interests	92		95		108
Santander UK plc
Non-controlling interests
Non-controlling interests, excluding profit (loss) for the current period	€ 1,346		€ 1,280		€ 1,290
Issue of convertible instruments (in shares) | £		£ 2,250
Banco Santander S.A.
Non-controlling interests
Issue of convertible instruments (in shares) | £		£ 1,100

[1]	See further detail regarding the impacts of the entry into force of IFRS 9 as of 1 January 2018 (Note 1.d).
[2]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).